Fair Value Measurements (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9-Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
March 31, 2023

Description	Level 1	Level 2	Level 3
Assets:
Cash held in Trust Account	$10,683,049	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$1,400,700	$—	$—
Derivative liabilities - Private Warrants	$—	$—	$1,191,368
December 31, 2022

Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account - Money Market Funds	$487,268,822	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$289,800	$—	$—
Derivative liabilities - Private Warrants	$—	$—	$246,500
There were no other transfers between levels for the period ended March 31, 2023 and December 31, 2022.
Level 1 assets include investments in cash, money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. For the period ended March 31, 2023 and December 31, 2022, the Company recognized a change to the statement of operations resulting from a decrease in the fair value of liabilities of approximately $2.1 million and $13.8 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility for its Private Placement Warrants based on the implied volatility from the Company’s traded warrants and from historical volatility of select peer companies ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
Private Warrants

Private Warrants	As of December 31, 2022	As of March 31, 2023
Stock price	$10.09	$10.21
Volatility	6.9%	10.2%
Expected life of the options to convert	5.47	0.97
Risk-free rate	4.73%	4.66%
Dividend yield	—	—
Working Capital Loan Option
	December 31, 2022	March 31, 2023
Strike price of debt conversion	$1.50	$1.50
Volatility	6.9%	10.2%
Expected life of the options to convert	5.47	5.46
Risk-free rate	4.72%	4.93%
Dividend yield	—	—
The change in the level 3 fair value of the derivative warrant liabilities for the period ended March 31, 2023 and December 31, 2022 is summarized as follows:

Private Warrants
Derivative warrant liabilities at December 31, 2021	$6,573,100
Change in fair value of derivative warrant liabilities	(2,946,400)
Derivative warrant liabilities at March 31, 2022	3,626,700
Change in fair value of derivative warrant liabilities	(3,380,200)
Derivative warrant liabilities at December 31, 2022	246,500
Change in fair value of derivative warrant liabilities	944,868
Derivative warrant liabilities at March 31, 2023	$1,191,368
The change in the fair value of the Working Capital Loan Option measured with Level 3 inputs for the period ended March 31, 2023 and December 31, 2022 is summarized as follows:
Balance at December 31, 2021	$—
Initial fair value of the Working Capital Loan Option	7,885
Change in fair value	(7,885)
Balance at December 31, 2022 and March 31, 2023	$—

Note 9-Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
DECEMBER 31, 2022
Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account - Money Market Funds	$487,268,822	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$289,800	$—	$—
Derivative liabilities - Private Warrants	$—	$—	$246,500
DECEMBER 31, 2021
Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$483,012,312	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$7,728,000	$—	$—
Derivative liabilities - Private Warrants	$—	$—	$6,573,100
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in March 2021, upon trading of the Public Warrants in an active market. There were no other transfers between levels for the years ended December 31, 2022 and 2021.
Level 1 assets include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. For the years ended December 31, 2022 and 2021, the Company recognized a change to the statement of operations resulting from a decrease in the fair value of liabilities of approximately $13.8 million and $9.5 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility for its Private Placement Warrants based on the implied volatility from the Company’s traded warrants and from historical volatility of select peer companies ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
Private Warrants
Private Warrants	As of December 31, 2022	As of December 31, 2021
Stock price	$10.09	$9.77
Volatility	6.9%	15.3%
Expected life of the options to convert	5.47	5.60
Risk-free rate	4.73%	1.32%
Dividend yield	—	—
Working Capital Loan Option
December 31, 2022
Strike price of debt conversion	$1.50
Volatility	6.9%
Expected life of the options to convert	5.47
Risk-free rate	4.72%
Dividend yield	—
The change in the level 3 fair value of the derivative warrant liabilities for the years ended December 31, 2022 and 2021 is summarized as follows:
	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at December 31, 2020	$—	$—	$—
Issuance of Public and Private Warrants	12,863,680	10,941,230	23,804,910
Transfer of Public Warrants to Level 1	(13,524,000)	—	(13,524,000)
Change in fair value of derivative warrant liabilities	660,320	(4,368,130)	(3,707,810)
Derivative warrant liabilities at December 31, 2021	—	6,573,100	6,573,100
Change in fair value of derivative warrant liabilities	—	(6,326,600)	(6,326,600)
Derivative warrant liabilities at December 31, 2022	$—	$246,500	$246,500
The change in the fair value of the Working Capital Loan Option measured with Level 3 inputs for the year ended December 31, 2022 is summarized as follows:
Balance at December 31, 2021	$—
Initial fair value of the Working Capital Loan Option	7,885
Change in fair value	(7,885)
Balance at December 31, 2022	$—